Total
American Trust Allegiance Fund
American Trust Allegiance Fund
Investment Objective
The American Trust Allegiance Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | American Trust Allegiance Fund | Investor Class	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Trust Allegiance Fund Investor Class
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.89%	[1]
Fee Waiver or Reimbursement	(0.43%)	[2]
Net Expenses (as a percentage of Assets)	1.46%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	American Trust Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive a portion or all of its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.45% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Trust Allegiance Fund | Investor Class | USD ($)	149	552	981	2,177

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Advisor selects principally domestic and foreign stocks for the Fund’s portfolio that it expects will appreciate in value over the long term. Under normal market conditions, the Fund will invest at least 85% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities including both long and short positions. Short positions are limited to 10% of the Fund’s net assets. The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market. The Advisor focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet. With respect to long equity positions, the Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years. The Advisor typically purchases securities of companies which demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position. Normally, the companies in which the Fund invests represent ten major economic or market sectors: consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, communication services, materials and real estate. The Fund may have significant exposure to one or more of these sectors.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries, although the Fund may engage in short sales of these companies. While the Fund may invest in or sell short a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company at the time of investment. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio. The Advisor considers a small-capitalization stock to be one with a market capitalization of less than $1 billion at the time of investment; a mid-capitalization stock to be one with a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than $10 billion at the time of investment. The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund’s net assets in emerging markets, through U.S. listed securities, depositary receipts, such as, American Depositary Receipts (“ADRs”), or through purchases on foreign exchanges.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund. There is no assurance that the Fund’s investment objective will be achieved. The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies, as well as the Advisor’s research, analysis and determination of portfolio securities.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk. Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund’s investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

•
ADR Risk. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
Sector Emphasis Risk. If the Fund’s portfolio is overweighted in certain sectors or related sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweight in that sector.

•
Socially Responsible Investing Policy Risk. The Fund’s portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

•	Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

•
Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Short Sales Risk. Short sales involve specific risk considerations and may be considered a speculative technique. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. Short sales transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

The Fund may be appropriate for investors who:

•	Want exposure to investments in companies that promote social responsibility;

•	Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and

•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

Fund Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, 10-year, and since inception periods, compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.allegiancefund.com or by calling toll free at 1-800-385-7003.

Calendar Year Total Returns as of December 31*

* The Fund’s year-to-date total return as of March 31, 2020 was -27.42% .

Highest Quarterly Return	1Q: 2012	14.96%
Lowest Quarterly Return	3Q: 2011	-16.34%

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - American Trust Allegiance Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	8.27%	Mar. 11, 1997
Investor Class	Return Before Taxes	29.25%	6.91%	9.13%	6.73%	Mar. 11, 1997
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	26.20%	5.44%	8.19%	6.24%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.38%	5.22%	7.35%	5.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).